SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

(a) Share options

Since November 19, 2018, the Company adopted 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”). Stock options granted to an employee under the 2018 Second Plan are to be generally exercisable upon the Company completes a Qualified IPO or a defined Corporate Transaction (i.e. change of control, etc.) and the employee renders service to the Company in accordance with a stipulated service schedule. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service.

For the Company’s key management grantee, the vested stock options granted could be retained and be exercised until the earlier of (i) any day commencing from the day that is six (6) months prior to the anticipated consummation of an IPO, or (ii) the day immediately prior to the consummation of a Corporate Transaction before March 26, 2023. For the Company’s employee grantee, prior to the Company completing a Qualified IPO or Corporate Transaction, the stock options granted to the employee shall be forfeited three months after termination of employment of the employee. The Company’s key management, management and employee grantees are collectively hereafter referred to as “Grantees”.

The Company accounts for share-based compensation costs using a graded-vesting method over the requisite service period for the award based on the fair value on their respectively grant date.

The Company granted 6,700,665, 1,266,357 and 10,429,567 stock options to Grantees for the fiscal years ended March 31, 2021, 2022 and 2023, respectively.

The following table sets forth the share option activities for the fiscal years ended March 31, 2021, 2022 and 2023:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	6,700,665	0.01	—	—	0.39
Forfeited	(9,794,727)	1.17	—	—	2.13
Exercised	(3,482,103)	0.08	—	—	0.59

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	—	—	0.57
Forfeited	(1,681,323)	1.34	—	—	2.58
Exercised	(6,826,300)	0.36	—	—	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23

Granted	10,429,567	0.00	—	—	0.13
Forfeited	(1,353,071)	0.81	—	—	0.33
Exercised	(933,285)	0.01	—	—	0.34

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88
Vested and expected to vest as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88
Exercisable as of March 31, 2023	26,326,469	0.45	6.83	9,435.95	0.82

*Less than 0.01

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	For the fiscal year ended March 31,
	2021	2022	2023

Expected volatility	48%~61%	34%~68%	36%~57%
Risk-free interest rate (per annum)	0%~1.4%	0%~2.4%	0%~4.9%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%
Contractual term (in years)	10	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behaviour of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

(b) Restricted shares

The following table sets forth the restricted share activity for the fiscal years ended March 31, 2021, 2022 and 2023:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2020	33,334	2.26

Granted	275,850	0.45
Vested	(309,184)	0.65

Unvested as of March 31, 2021	—	—

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	—	—

Granted	2,844,235	0.13
Vested	(2,844,235)	0.13

Unvested as of March 31, 2023	—	—

(c) Performance Awards

In December 2021, the Company issued certain restricted share units with market conditions to certain management (“Performance Awards”). The market conditions are satisfied upon the Company’s achievement of a certain specified market capitalization subject to continuous employment of each recipient. Total numbers of shares to be granted would be a certain percentage of issued and outstanding shares on a fully diluted basis as of the date when the market conditions are fulfilled. The amount of share-based compensation recorded will vary depending on the Company’s attainment of performance-targets and amortized during the requisite service period.

For the fiscal year ended March 31, 2022 and 2023, RMB7.7 million and RMB33.0 million related to Performance Awards was recorded in general and administrative expenses. As of March 31, 2023, total amount of unrecognized expense related to the Performance Awards was RMB62.1 million.

(d) Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

General and administrative expenses	(24,091)	26,534	44,088
Research and development expenses	(2,216)	—	1,709
Sales and marketing expenses	5,036	—	1,516
Cost of revenues	2,149	—	—
Total	(19,122)	26,534	47,313